Equity (Details Narrative) - CAD ($)		3 Months Ended
	Mar. 02, 2022	Jan. 31, 2022	Jan. 07, 2022
Disclosure of classes of share capital [line items]
Dividends common stock	$ 0.89
Normal Course Issuer Bid [Member]
Disclosure of classes of share capital [line items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased		7,500,000
Number of shares repurchased price per share		$ 101.89
Stock Repurchase Program, Authorized Amount		$ 764,000,000
Stock repurchase program authorized amount represent premium over the share capital amount		$ 670,000,000
Normal Course Issuer Bid [Member] | Toronto Stock Exchanges [Member]
Disclosure of classes of share capital [line items]
Common stock shares authorized to be repurchased			50,000,000